Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2011
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Clearwater Growth Fund

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

1.	The Summary Section for the Clearwater Growth Fund is replaced by the following:

Clearwater Growth Fund
Investment Objective:
The Fund seeks long-term growth of capital.
Current income, to the extent income is produced by the stocks held by the Fund is a secondary objective.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Growth Fund
Management Fees	0.90%
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.92%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Growth Fund	94	293	509	1,131

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies:

The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates ("Parametric"), Heartland Advisors, Inc. ("Heartland"), Knightsbridge Asset Management, LLC ("Knightsbridge"), and Osterweis Capital Management, LLC ("Osterweis"). Fiduciary Counselling, Inc. ("FCI") also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings generally match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2010, was between  $1.3 billion and  $438 billion. Heartland's strategy is to invest in a concentrated number (generally 40-60) of common stocks across capitalization levels, although generally those of entities with capitalizations in excess of  $500 million at the time of purchase. Knightsbridge manages its portion of the Fund's assets by investing in a concentrated portfolio of equity securities (generally 15-25) across capitalization levels. Osterweis invests its portion of the Fund's assets in common stocks of companies across capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase. The overall market capitalization of the Fund may cover all ranges.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

Certain subadvisers provide active management and as a result, the Fund's performance will reflect in part the adviser's or subadvisers' ability to make investment decisions that are suited to achieving the Fund's investment objective. To the extent the Fund is actively managed, it could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transactions costs. The subadvisers selected may underperform the market generally or other subadvisers that could have been selected for the Fund.

Index Investing Risk

The Fund faces a risk of poor performance if the Russell 1000 Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks or an adverse event negatively affects the price of one of the larger companies within the Russell 1000 Index.

Market Risk

The price of equity securities may fluctuate quickly and unpredictably. Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets. The value of an individual security may decline for any number of reasons related to the specific issuer.

Small- and Mid-Cap Stock Risk

Stocks of small- and mid-cap companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Investment Style Risk:

Value Risk

To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

Growth Risk

To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund's assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 1000 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Clearwater Growth Fund % Total Return

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest:    16.3% in 2nd Quarter 2009

Lowest:    -22.2% in 4th Quarter 2008

Clearwater Growth Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Clearwater Growth Fund	14.37%	2.03%	1.33%
Clearwater Growth Fund Return After Taxes on Distributions	13.78%	1.71%	1.02%
Clearwater Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	9.34%	1.65%	1.03%
Clearwater Growth Fund Russell 1000 Index (reflects no deduction for expenses or taxes)	16.10%	2.59%	1.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Clearwater Growth Fund | Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Return 2001	rr_AnnualReturn2001	(13.20%)
Annual Return 2002	rr_AnnualReturn2002	(22.30%)
Annual Return 2003	rr_AnnualReturn2003	29.50%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	5.90%
Annual Return 2006	rr_AnnualReturn2006	14.80%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(37.50%)
Annual Return 2009	rr_AnnualReturn2009	27.90%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Clearwater Growth Fund | Clearwater Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Clearwater Growth Fund | Clearwater Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.03%
Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

1.	The Summary Section for the Clearwater Growth Fund is replaced by the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income, to the extent income is produced by the stocks held by the Fund is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates ("Parametric"), Heartland Advisors, Inc. ("Heartland"), Knightsbridge Asset Management, LLC ("Knightsbridge"), and Osterweis Capital Management, LLC ("Osterweis"). Fiduciary Counselling, Inc. ("FCI") also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings generally match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2010, was between  $1.3 billion and  $438 billion. Heartland's strategy is to invest in a concentrated number (generally 40-60) of common stocks across capitalization levels, although generally those of entities with capitalizations in excess of  $500 million at the time of purchase. Knightsbridge manages its portion of the Fund's assets by investing in a concentrated portfolio of equity securities (generally 15-25) across capitalization levels. Osterweis invests its portion of the Fund's assets in common stocks of companies across capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase. The overall market capitalization of the Fund may cover all ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

Certain subadvisers provide active management and as a result, the Fund's performance will reflect in part the adviser's or subadvisers' ability to make investment decisions that are suited to achieving the Fund's investment objective. To the extent the Fund is actively managed, it could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transactions costs. The subadvisers selected may underperform the market generally or other subadvisers that could have been selected for the Fund.

Index Investing Risk

The Fund faces a risk of poor performance if the Russell 1000 Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks or an adverse event negatively affects the price of one of the larger companies within the Russell 1000 Index.

Market Risk

The price of equity securities may fluctuate quickly and unpredictably. Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets. The value of an individual security may decline for any number of reasons related to the specific issuer.

Small- and Mid-Cap Stock Risk

Stocks of small- and mid-cap companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Investment Style Risk:

Value Risk

To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

Growth Risk

To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund's assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Clearwater Growth Fund % Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 1000 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest:    16.3% in 2nd Quarter 2009

Lowest:    -22.2% in 4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Clearwater Growth Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Clearwater Growth Fund | Russell 1000 Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%

Clearwater Small Cap Fund

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

2.	The second paragraph under the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal investment strategies" on page 5 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

2.	The second paragraph under the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal investment strategies" on page 5 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Clearwater Tax-Exempt Bond Fund

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

4.	The fourth paragraph under the section titled "SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Principal Investment Strategies" on page 8 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Fiduciary Counselling, Inc. ("FCI") and Sit Fixed Income Advisers II, LLC ("Sit"). Sit provides day-to-day management for the Fund. FCI acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

4.	The fourth paragraph under the section titled "SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Principal Investment Strategies" on page 8 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Fiduciary Counselling, Inc. ("FCI") and Sit Fixed Income Advisers II, LLC ("Sit"). Sit provides day-to-day management for the Fund. FCI acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

CLEARWATER INTERNATIONAL FUND

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

6.	The third and fourth paragraphs under the section titled "SUMMARY SECTION – Clearwater International Fund –Principal Investment Strategies" on page 11 and 12 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among the following subadvisers who employ distinct investment styles.  The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management of the Fund.  Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible.  Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time.  The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and mid-cap companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US  $2 to  $10 Billion Index. The S&P Developed BMI ex US  $2 to  $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between  $2 and  $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.  Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least  $2 billion). Overall, the Fund may be invested across all capitalization levels.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

6.	The third and fourth paragraphs under the section titled "SUMMARY SECTION – Clearwater International Fund –Principal Investment Strategies" on page 11 and 12 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among the following subadvisers who employ distinct investment styles.  The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management of the Fund.  Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible.  Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time.  The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and mid-cap companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US  $2 to  $10 Billion Index. The S&P Developed BMI ex US  $2 to  $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between  $2 and  $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.  Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least  $2 billion). Overall, the Fund may be invested across all capitalization levels.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011